Concentration of major customers and suppliers (Detail Textuals)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Customer concentration risk | Major customer one | Total sales
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	74.00%	81.00%	76.00%	80.00%
Customer concentration risk | Major customer one | Accounts receivable
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	97.00%		67.00%	77.00%
Customer concentration risk | Major customer two | Accounts receivable
Major Customers And Suppliers [Line Items]
Concentration risk, percentage			29.00%	20.00%
Supplier concentration risk | Major supplier one | Total purchases
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	45.00%	72.00%	60.00%	57.00%
Supplier concentration risk | Major supplier two | Total purchases
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	32.00%	10.00%	20.00%	30.00%